Accounts Receivable, Net (Details)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Accounts Receivable, Net [Line Items]
Credit period	180 days
Average accounts receivable turnover period	131 days	110 days	106 days